INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
SUMMARY OF EQUITY METHOD INVESTMENT

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
(i) Investment in joint ventures	-	-	-
(ii) Investment in associates	521	227	29
(iii) Equity investments at fair value	1,312	94	12
	1,833	321	41

SCHEDULE OF INVESTMENTS IN JOINT VENTURE

			Percentage of
Name	Particulars of issued shares held/paid-up capital	Place of registration and business	Ownership interest	Voting power	Profit sharing	Principal activity
Ease Global Limited (“EA Trading”)	Issued shares of US$100	BVI	30	50	30	Trading business
Graphex Michigan I, LLC (“Michigan”)	90 JV units	US	33	33	33	Develop and operate an anode material processing facility in the US

SCHEDULE OF INVESTMENTS IN ASSOCIATES
	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Teddy	521	227	29

SCHEDULE OF GROUP ASSOCIATES

		Percentage of
Name	Particulars of Place of issued shares held/ registration paid-up capital and business	Ownership interest	Voting power	Profit sharing	Principal activity
Shanghai Teddy Friends Investment Management Limited (“Teddy”)	Registered capital of Mainland China RMB27,000,000	20	20	20	Investment holding
Suzhou Sudi Investment and Development Limited (“Sudi”)	Registered capital of Mainland China RMB35,000,000	10	10	10	Operating a theme park facility in Mainland China

SCHEDULE OF INVESTMENT IN ASSOCIATE
HK$’000
As of January 1, 2021	854
Share of loss	(356)
Exchange difference	23
As of December 31, 2021 and January 1, 2022	521
Share of loss	(249)
Exchange difference	(45)
As of December 31, 2022	227

SCHEDULE OF EQUITY INVESTMENTS AT FAIR VALUE
	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Unlisted equity investment, at fair value
Shenzhen Qianhai Lendbang Internet Financial Services Limited (“Lendbang”)	1,312	94	12

SCHEDULE OF INVESTMENT UNLISTED

HK$’000
As of January 1, 2021	1,235
Change in fair value	41
Exchange difference	36
As of December 31, 2021 and January 1, 2022	1,312
Change in fair value	(1,151)
Exchange difference	(67)
As of December 31, 2022	94